Other financial assets - Financing receivables net of allowance for doubtful accounts (Details) - Accumulated impairment - Financing receivables held for operating and non operating purpose - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other financial assets
Financial assets at beginning of period	€ 391	€ 403
Additions	15	13
Deductions	(9)	(43)
Currency translation differences	(13)	21
Other changes	(1)	(3)
Financial assets at end of period	€ 383	€ 391